SCHEDULE OF DISAGGREGATED REVENUES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 3,268,620	$ 3,870,050	$ 15,133,647	$ 17,771,485
Advisory Consulting [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,244,770	3,835,414
Managed security service practice (MSSP) [Member]
Disaggregation of Revenue [Line Items]
Revenue	22,500	31,513
Software as a service (Saas) [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 1,350	$ 3,123
Advisory Consulting [Member]
Disaggregation of Revenue [Line Items]
Revenue			15,007,827	17,441,216
Managed security service practice (MSSP) [Member]
Disaggregation of Revenue [Line Items]
Revenue			112,725	318,079
Software as a service (Saas) [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 13,095	$ 12,190